Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Mar. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
	Percentage of
	accounts receivable
	2020	2021
	%	%
Customer A	47.4	43.5
Customer B	**	12.2
Customer C	18.4	10.8
Customer D	7.1	**
Customer E	**	12.1
Three largest receivable balances	72.9	78.6
**	Not among the top three receivable balances or individually comprised 10% or more of receivable balance as of respective year end.

Schedule of revenue by major customers by reporting segments
	Year ended March 31,
	2019	2020	2021
	%	%	%
Customer A (note a)	47.7	48.2	46.6
Customer B (note a)	18.0	20.8	25.9
Customer C (note b)	11.2	**	**
	76.9	69.0	72.5
**	Comprised less than 10% of net revenue for the respective year end.